Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Earnings Per Share [Abstract]
Schedule of Reconciliation of Basic Shares to Diluted Shares

The following is a reconciliation of basic shares to diluted shares:

	Three Months Ended
	May 3, 2014	May 4, 2013
Weighted-average shares—basic	36,723,727	26,211,130
Effect of dilutive equity securities	1,347,321	—

Weighted-average shares—diluted	38,071,048	26,211,130

The following is a reconciliation of weighted average basic shares to weighted average diluted shares outstanding:

	Fiscal Year Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Weighted-average shares—basic	28,119,794	26,211,130	26,211,130
Effect of dilutive equity securities	153,131	—	—

Weighted-average shares—diluted	28,272,925	26,211,130	26,211,130